UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2003

Check here if Amendment [  ]; Amendment Number:  _____________________
   This Amendment (Check only one.):         [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:        Spectrum Asset Management, Inc.
             2 High Ridge Park
             Stamford, CT  06905
             ____________________________________

Form 13F File Number: 28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:        LISA D. CROSSLEY
Title:       DIRECTOR OF COMPLIANCE
Phone:       (203) 322-0189

Signature, Place, and Date of Signing:

   /s/ Lisa D. Crossley                  STAMFORD, CT               02/22/2005
   --------------------------------      ------------               ----------
          [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Other Managers Reporting for this Manager:  none

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       3
                                              -----------------------

Form 13F Information Table Value Total:       102,093
                                              -----------------------
                                                (thousands)

List of Other Included Managers: NONE.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F File Number         Name

         _________      28-_________________         ______________________

                                                                           FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5            COLUMN 6    COLUMN 7              COLUMN 8
  ----------     -----------    ----------  ---------  -------------------------  ----------   ---------  --------------------------
                                             VALUE     SHRS OR    SH/     PUT/    INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT    PRN     CALL    DISCRETION   MANAGERS   SOLE      SHARED     NONE

 Ameren Corp.    Convertible     023608201   21,733       73,200  SH                 SOLE                   73,200
               Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------

 ALLTEL Corp     Convertible     020039822   51,427    1,033,700  SH                 SOLE                1,033,700
               Preferred Stock
------------------------------------------------------------------------------------------------------------------------------------

 Baxter Intl     Convertible     071813406   28,933      522,500  SH                 SOLE                  522,500
               Preferred Stock

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          TOTAL:                                                   102,093
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